Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Summary of Consolidated Financial Statements of Subsidiaries
The table below presents a summary of the consolidated financial statement of the main Subsidiaries, before adjustments and eliminations for consolidation, as of December 31, 2019 and 2018, in accordance with the IFRS. For information on business segments, see Note 28:

	Interbank and Subsidiaries		Interseguro and Subsidiaries		Inteligo and Subsidiaries
	2019	2018	2019	2018	2019	2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Consolidated statement of financial position -
Cash and due from banks	9,785,892	7,726,699	459,373	206,659	697,535	465,497
Financial Investments	5,574,515	5,854,384	11,463,674	10,249,730	1,592,001	1,574,714
Loans, net	35,512,483	31,384,790	—	—	1,624,503	1,576,277
Investment property	—	—	972,096	986,538	—	—
Total assets	53,019,361	47,496,321	13,378,974	12,011,764	4,098,057	3,732,178
Deposits and obligations	35,577,760	31,286,749	—	—	2,878,532	2,622,423
Due to banks and correspondents	3,662,250	3,968,790	2,049	763	315,338	323,808
Bonds, notes and other obligations	5,805,465	5,386,171	134,877	172,082	—	—
Insurance contract liabilities	—	—	11,200,016	10,155,732	—	—
Total liabilities	46,676,473	41,994,455	11,966,477	10,797,239	3,244,210	2,967,308
Equity attributable to IFS’s shareholders	6,342,888	5,501,866	1,412,497	1,214,525	853,847	764,870
Consolidated statement of income -
Net interest and similar income	2,783,943	2,493,577	598,883	599,009	106,509	107,819
Impairment loss on loans, net of recoveries	(750,787)	(660,858)	—	—	(24)	786
(Loss) recovery due to impairment of financial investments	43	(72)	(6,170)	11,349	(663)	1,800
Net gain of investment property	—	—	54,493	52,420	—	—
Fee income from financial services, net	827,064	798,935	(3,980)	(4,593)	164,312	123,626
Insurance premiums and claims	—	—	(295,686)	(407,466)	—	—
Net profit (loss) for the year attributable to IFS’s shareholders	1,228,538	1,025,142	186,934	(7,834)	200,254	183,302